Income Taxes - Schedule of Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Reconciliation [Abstract]
Lost before taxation	$ (3,058)	$ (2,346)	$ (2,818)
Theoretical tax credit at applicable statutory rate: 23%	(703)	(540)	(648)
Temporary differences and tax losses for which no deferred tax assets are recognized	156	(1,120)	(3,575)
Non-allowable expenses	541	1,659	4,222
Tax on income	$ 6	$ 1	$ 1